DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.2%
Communication Services - 5.6%
Deutsche Telekom AG	40,480	$712,526
Scout24 AG, 144A	1,307	121,579
Telefonica Deutschland Holding AG	12,667	35,009
United Internet AG	1,300	63,823

(Cost $971,220)		932,937

Consumer Discretionary - 12.8%
adidas AG*	2,311	702,145
Bayerische Motoren Werke AG	4,018	288,412
Continental AG	1,334	145,184
Daimler AG	10,409	529,719
Delivery Hero SE, 144A*	1,574	169,088
Puma SE*	1,006	83,051
Volkswagen AG*	390	69,904
Zalando SE, 144A*	1,847	161,209

(Cost $2,395,799)		2,148,712

Consumer Staples - 1.7%
Beiersdorf AG	1,228	141,854
Henkel AG & Co. KGaA	1,257	112,878
METRO AG	2,140	21,176

(Cost $293,602)		275,908

Financials - 14.7%
Allianz SE	5,065	1,097,165
Commerzbank AG*	12,060	69,987
Deutsche Bank AG*(a)	23,893	228,814
Deutsche Boerse AG	2,312	437,030
Hannover Rueck SE	734	124,906
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,699	490,048

(Cost $2,550,751)		2,447,950

Health Care - 10.4%
Bayer AG	11,933	790,904
Carl Zeiss Meditec AG	488	54,974
Fresenius Medical Care AG & Co. KGaA	2,595	220,055
Fresenius SE & Co. KGaA	5,082	235,307
Merck KGaA	1,573	213,337
QIAGEN NV*	2,764	140,414
Siemens Healthineers AG, 144A	1,807	82,158

(Cost $2,674,125)		1,737,149

Industrials - 14.1%
Brenntag AG	1,877	117,506
Deutsche Lufthansa AG*	3,563	37,119
Deutsche Post AG	12,040	547,706
Fraport AG Frankfurt Airport Services Worldwide*	489	22,268
GEA Group AG	1,862	67,905
HOCHTIEF AG	292	25,891
KION Group AG	780	65,957
Knorr-Bremse AG	583	74,081
MTU Aero Engines AG	644	119,312
Siemens AG	9,296	1,283,062

(Cost $2,022,677)		2,360,807

Information Technology - 15.8%
Infineon Technologies AG	15,225	420,789
Nemetschek SE	692	54,998
SAP SE	12,682	2,089,108
TeamViewer AG, 144A*	1,569	84,949

(Cost $1,488,632)		2,649,844

Materials - 7.6%
BASF SE	11,170	680,616
Covestro AG, 144A	2,102	99,986
Evonik Industries AG	2,535	73,511
HeidelbergCement AG	1,798	114,191
LANXESS AG	1,024	59,890
Symrise AG	1,566	215,938
thyssenkrupp AG*	4,858	34,923

(Cost $1,806,791)		1,279,055

Real Estate - 5.2%
Aroundtown SA*	13,997	76,535
Deutsche Wohnen SE	4,161	221,662
LEG Immobilien AG	837	123,116
Vonovia SE	6,249	447,435

(Cost $609,645)		868,748

Utilities - 4.3%
E.ON SE	27,214	321,836
RWE AG	7,815	310,557
Uniper SE	2,454	80,357

(Cost $706,282)		712,750

TOTAL COMMON STOCKS (Cost $15,519,524)		15,413,860

PREFERRED STOCKS - 5.8%
Consumer Discretionary - 3.2%
Bayerische Motoren Werke AG	693	38,951
Porsche Automobil Holding SE*	1,852	113,377
Volkswagen AG*	2,261	375,963

(Cost $818,503)		528,291

Consumer Staples - 1.3%
Henkel AG & Co. KGaA
(Cost $255,337)	2,170	221,564

Health Care - 1.1%
Sartorius AG
(Cost $63,527)	433	183,436

Materials - 0.2%
FUCHS PETROLUB SE
(Cost $35,526)	833	39,385

TOTAL PREFERRED STOCKS (Cost $1,172,893)		972,676

CASH EQUIVALENTS - 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b) (Cost $303,374)	303,374	303,374

TOTAL INVESTMENTS - 99.8% (Cost $16,995,791)		$16,689,910
Other assets and liabilities, net - 0.2%		38,114

NET ASSETS - 100.0%		$16,728,024

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS - 1.4%
Financials - 1.4%
Deutsche Bank AG*(a)
213,743	—	(15,417)	(40,857)	71,345	—	—	23,893	228,814
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
111,300	—	(111,300)(d)	—	—	1	—	—	—
CASH EQUIVALENTS - 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
229,525	1,647,032	(1,573,183)	—	—	86	—	303,374	303,374

554,568	1,647,032	(1,699,900)	(40,857)	71,345	87	—	327,267	532,188

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
DAX Mini Futures	EUR	4	$305,781	$308,505	9/18/2020	$2,724

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	9/3/2020	EUR	5,004,367	USD	5,921,367	$—	$(51,006)
JP Morgan & Chase Co.	9/3/2020	EUR	4,145,000	USD	4,904,397	—	(42,380)
RBC Capital Markets	9/3/2020	EUR	4,143,919	USD	4,903,189	—	(42,298)
Citigroup Global Markets	9/3/2020	USD	48,514	EUR	41,000	417	—
Citigroup Global Markets	9/3/2020	USD	21,203	EUR	18,000	278	—
Citigroup Global Markets	9/3/2020	USD	5,914,585	EUR	4,945,367	—	(12,624)
JP Morgan & Chase Co.	9/3/2020	USD	4,957,213	EUR	4,145,000	—	(10,436)
RBC Capital Markets	9/3/2020	USD	4,956,057	EUR	4,143,919	—	(10,570)
Citigroup Global Markets	10/5/2020	EUR	4,945,367	USD	5,918,689	12,469	—
JP Morgan & Chase Co.	10/5/2020	EUR	4,145,000	USD	4,960,715	10,368	—
RBC Capital Markets	10/5/2020	EUR	704,000	USD	842,549	1,766	—
RBC Capital Markets	10/5/2020	EUR	4,143,919	USD	4,959,455	10,398	—

Total unrealized appreciation (depreciation)						$35,696	$(169,314)

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$15,413,860	$—	$—	$15,413,860
Preferred Stocks(g)	972,676	—	—	972,676
Short-Term Investments(g)	303,374	—	—	303,374
Derivatives(h)
Forward Foreign Currency Contracts	—	35,696	—	35,696
Futures Contracts	2,724	–	—	2,724

TOTAL	$16,692,634	$35,696	$—	$16,728,330

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(169,314)	$—	$(169,314)

TOTAL	$—	$(169,314)	$—	$(169,314)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.